Inventory (Tables)	9 Months Ended
Sep. 30, 2026
Inventory
Schedule of inventory
	September 30, 2026	December 31, 2025
Process material stockpiles	$2,340	$3,016
Concentrate inventory	6,403	4,230
Materials and supplies	6,722	4,950
	$15,465	$12,196